Average Annual Total Returns - Natixis Sustainable Future 2030 Fund - Class N	Jun. 01, 2021
Average Annual Return:
1 Year	15.32%
Since Inception	11.76%
Inception Date	Feb. 28, 2017
After Taxes on Distributions
Average Annual Return:
1 Year	12.54%
Since Inception	9.72%
Inception Date	Feb. 28, 2017
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.63%
Since Inception	8.61%
Inception Date	Feb. 28, 2017